Stock-Based Compensation (Details 2)	Dec. 31, 2015 shares
Exercise Price Range $4.25 [Member]
Exercise Price	4.25
Options Outstanding (in shares)	125,000
Options Exercisable (in shares)	125,000
Exercise Price Range $4.88 [Member]
Exercise Price	4.88
Options Outstanding (in shares)	16,500
Exercise Price Range $5.00 [Member]
Exercise Price	5.00
Options Outstanding (in shares)	1,408,553
Options Exercisable (in shares)	1,223,965
Exercise Price Range $7.00 [Member]
Exercise Price	7.00
Options Outstanding (in shares)	252,095
Options Exercisable (in shares)	51,969
Exercise Price Range $9.00 [Member]
Exercise Price	9.00
Options Outstanding (in shares)	699,650
Options Exercisable (in shares)	170,121
Exercise Price Range $9.01 [Member]
Exercise Price	9.01
Options Outstanding (in shares)	34,000
Exercise Price Range $12.43 [Member]
Exercise Price	12.43
Options Outstanding (in shares)	420,000
Exercise Price Range $12.46 [Member]
Exercise Price	12.46
Options Outstanding (in shares)	246,000
Exercise Price Range $12.73 [Member]
Exercise Price	12.73
Options Outstanding (in shares)	150,000
Exercise Price Range $13.09 [Member]
Exercise Price	13.09
Options Outstanding (in shares)	116,348
Exercise Price Range $13.90 [Member]
Exercise Price	13.90
Options Outstanding (in shares)	3,000
Exercise Price Range $14.06 [Member]
Exercise Price	14.06
Options Outstanding (in shares)	1,000
Options Exercisable (in shares)	200
Exercise Price Range [Member]
Options Outstanding (in shares)	3,472,146
Options Exercisable (in shares)	1,571,255